CONDENSED CONSOLIDATED BALANCE SHEET (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010
CONDENSED CONSOLIDATED BALANCE SHEET [Abstract]
Common stock, par value per share	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	61,320,774	61,320,774
Common stock, shares outstanding	61,320,774	61,320,774